March 5, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds — Post-Effective Amendment No. 99

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Harbor Funds (the “Trust”) certifies that:

a.    the form of the Trust’s (i) Domestic Equity Funds Prospectus; (ii) International and Global Funds Prospectus; (iii) Strategic Markets Funds Prospectus; and (iv) Fixed Income Funds Prospectus; that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 99 to the Trust’s registration statement on Form N-1A; and

b.    the text of Post-Effective Amendment No. 99 to the Trust’s registration statement was filed with the Commission via EDGAR on February 28, 2013 (Accession No. 0001193125-13-080658) with an effective date of March 1, 2013.

Please do not hesitate to contact the undersigned at (312) 443-4420 if you have any questions.

Very truly yours,

/s/ Charles F. McCain
Charles F. McCain Chief Compliance Officer

cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

David G. Van Hooser

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Susan A. DeRoche

Harbor Funds

Shanna Palmersheim, Esq.

Harbor Capital Advisors, Inc.